INVESTMENT PROPERTY (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information about investment property [text block]
	2017	2016
	RMB’000	RMB’000
Cost
At December 31, 2017 and 2016	37,253	37,253

Accumulated depreciation
As of beginning of the year	(1,570)	-
Transfer from property, plant and equipment	-	(1,101)
Depreciation for the year	(180)	(469)
As of end of the year	(1,750)	(1,570)

Impairment for the year
As of beginning of the year	(28,892)	-
Transfer from property, plant and equipment	-	(17,972)
Impairment losses recognized in profit or loss transferred from property, plant and equipment	(1,617)	(10,920)
As of end of the year	(30,509)	(28,892)

Carrying amount
At December 31, 2017 and 2016	4,994	6,791